PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	Rp 11,563		Rp 12,976		$ 811
Others	31		58	Rp 63
Employee benefit cost	1,680		1,449	1,176
Amounts recognized in OCI	2,168		(4,455)	(2,520)
Deferred tax effect at the applicable tax rates	(213)		859	411
Defined benefit plan actuarial (gain) losses - net of tax	1,955	$ 136	(3,596)	(2,109)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	926		777
Employee benefit cost	254		258	136
Amounts recognized in OCI	42		125	(107)
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	638		1,407
Employee benefit cost	263		253	167
Amounts recognized in OCI	1,032		(158)	(634)
Defined benefit plan actuarial (gain) losses - net of tax	1,032		(158)	(634)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	300		367
Employee benefit cost	23		81	33
Amounts recognized in OCI	2		(15)	(15)
Defined benefit plan actuarial (gain) losses - net of tax	2		(15)	(15)
Long Service Employee Benefit
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4		53
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	9,695		10,372
Others	0		0	0
Employee benefit cost	1,137		804	840
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,188		3,852
Employee benefit cost	331		142	314
Amounts recognized in OCI	(110)		(1,554)	(561)
Defined benefit plan actuarial (gain) losses - net of tax	110		1,554	561
Periodic pension benefit cost | Others
Disclosure of defined benefit plans [line items]
Amounts recognized in OCI	(3)		0	0
Others Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	3		1
The company | Funded pension
Disclosure of defined benefit plans [line items]
Employee benefit cost	732		545	362
Defined benefit plan actuarial (gain) losses - net of tax	1,123		(2,942)	(1,116)
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,891		5,557
Employee benefit cost	732		545	362
Amounts recognized in OCI	1,123		(2,942)	(1,116)
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit cost	0		0	1
Amounts recognized in OCI	0		0	7
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	613		962
Employee benefit cost	74		117	163
Amounts recognized in OCI	82		89	(94)
Defined benefit plan actuarial (gain) losses - net of tax	Rp 82		Rp 89	Rp (94)